Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2015
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q15 (CHF million)
Credit guarantees and similar instruments	2,696	1,291	3,987	3,801		11	1,562
Performance guarantees and similar instruments	4,380	2,332	6,712	5,899		50	2,997
Securities lending indemnifications	5,965	0	5,965	5,965		0	5,965
Derivatives [2]	24,683	7,884	32,567	32,567		890	–	[3]
Other guarantees	3,820	1,627	5,447	5,442		44	3,090
Total guarantees	41,544	13,134	54,678	53,674		995	13,614
4Q14 (CHF million)
Credit guarantees and similar instruments	2,495	1,591	4,086	3,846		30	1,657
Performance guarantees and similar instruments	4,899	2,593	7,492	6,625		43	3,188
Securities lending indemnifications	12,257	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	8,959	33,558	33,558		954	–	[3]
Other guarantees	3,592	1,421	5,013	5,007		44	2,805
Total guarantees	47,842	14,564	62,406	61,293		1,071	19,907
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Residential mortgage loans sold
Residential mortgage loans sold
January 1, 2004 to June 30, 2015 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	27.4
Non-agency securitizations	140.6	[2]
Total residential mortgage loans sold	176.2
1 Primarily banks.
2
Of the total residential mortgage loans sold to non-agency securitizations USD 27.7 billion were outstanding as of the end of 2Q15. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q15 is attributable to borrower payments of USD 93.1 billion and losses of USD 19.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2Q15					1Q15
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	13	5	83	101		13	4	83	100
New claims	0	1	0	1		0	1	0	1
Claims settled through repurchases	0	(1)	0	(1)	[1]	0	0	0	0	[1]
Other settlements	0	0	0	0	[2]	0	0	0	0	[2]
Total claims settled	0	(1)	0	(1)		0	0	0	0
Claims rescinded	0	0	0	0		0	0	0	0
Transfers to/from arbitration and litigation, net [3]	0	0	0	0		0	0	0	0
Balance at end of period	13	5	83	101		13	5	83	101
	2Q14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	69	418	83	570
New claims	3	0	314	317
Claims settled through repurchases	0	0	0	0	[1]
Other settlements	(1)	(415)	0	(416)	[2]
Total claims settled	(1)	(415)	0	(416)
Claims rescinded	(4)	0	0	(4)
Transfers to/from arbitration and litigation, net [3]	0	0	(314)	(314)
Balance at end of period	67	3	83	153
1 Settled at a repurchase price of USD 2 million, USD 0 million and USD 0 million in 2Q15, 1Q15 and 2Q14, respectively.
2 Settled at USD 0 million, USD 0 million and USD 59 million in 2Q15, 1Q15 and 2Q14, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.
Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M15					6M14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	13	4	83	100		77	420	83	580
New claims	0	2	0	2		9	1	320	330
Claims settled through repurchases	0	(1)	0	(1)	[1]	0	0	0	0	[1]
Other settlements	0	0	0	0	[2]	(4)	(416)	(5)	(425)	[2]
Total claims settled	0	(1)	0	(1)		(4)	(416)	(5)	(425)
Claims rescinded	0	0	0	0		(15)	0	0	(15)
Transfers to/from arbitration and litigation, net [3]	0	0	0	0		0	(2)	(315)	(317)
Balance at end of period	13	5	83	101		67	3	83	153
1 Settled at a repurchase price of USD 2 million and USD 0 million in 6M15 and 6M14, respectively.
2 Settled at USD 0 million and USD 66 million in 6M15 and 6M14, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2Q15	1Q15	2Q14	6M15	6M14
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	1	6	136	6	146
Increase/(decrease) in provisions, net	2	(5)	(17)	(3)	(20)
Realized losses [2,3]	(2)	0	(59)	(2)	(66)
Balance at end of period [4]	1	1	60	1	60
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
end of	2Q15						4Q14
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,855	13	3,868	3,761		2,339	4,722	12	4,734	4,575		2,769
Irrevocable loan commitments [2]	34,601	89,893	124,494	120,284		64,762	30,023	90,267	120,290	115,502		56,959
Forward reverse repurchase agreements	936	0	936	936		936	8,292	0	8,292	8,292		8,292
Other commitments	756	854	1,610	1,610		0	736	1,034	1,770	1,770		0
Total other commitments	40,148	90,760	130,908	126,591		68,037	43,773	91,313	135,086	130,139		68,020
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 103,093 million and CHF 100,905 million of unused credit limits as of the end of 2Q15 and 4Q14, respectively, which were revocable at the Group's sole discretion upon notice to the client.